STATEMENT OF INVESTMENTS
BNY Mellon Strategic Municipal Bond Fund, Inc.

February 29, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - .9%
Collateralized Municipal-Backed Securities - .9%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2	3.63	5/20/2033	1,292,840		1,504,556
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate, Revenue Bonds, Ser. M048	3.15	1/15/2036	2,500,000	[a]	2,820,750
Total Bonds and Notes (cost $3,937,159)			4,325,306

Long-Term Municipal Investments - 100.3%
Alabama - 4.6%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	5.50	6/1/2030	1,800,000		2,087,748
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	2,750,000		3,162,390
Jefferson County, Revenue Bonds, Refunding, Ser. F	0/7.75	10/1/2046	6,000,000	[b]	5,958,660
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2046	5,000,000		7,574,100
University of Alabama at Birmingham, Revenue Bonds, Ser. B	4.00	10/1/2036	2,745,000		3,300,066
				22,082,964
Arizona - 3.0%
Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects) Ser. A	5.25	7/1/2047	1,500,000	[a]	1,712,610
Glendale Industrial Development Authority, Revenue Bonds, Refunding (Sun Health Services Obligated Group) Ser. A	5.00	11/15/2054	1,500,000		1,738,830
Tender Option Bond Trust Receipts (Series 2018-XF2537), (Salt Verde Financial Corporation, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	14.96	12/1/2037	1,140,000	[a,c,d]	3,036,208

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Arizona - 3.0% (continued)
The Phoenix Industrial Development Authority, Revenue Bonds (Legacy Traditional Schools Obligated Group Project) Ser. A	6.75	7/1/2044	1,000,000	[a]	1,168,340
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects)	5.00	7/1/2045	1,000,000	[a]	1,109,720
The Phoenix Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Obligated Group Projects) Ser. A	5.00	7/1/2046	2,000,000	[a]	2,218,380
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2047	1,500,000	[a]	1,560,945
The Pima County Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)	5.00	6/15/2052	1,500,000	[a]	1,559,265
				14,104,298
California - 3.2%
California, GO	6.00	3/1/2033	2,250,000		2,258,820
California Public Finance Authority, Revenue Bonds, Ser. A	5.00	7/1/2037	700,000	[a]	652,477
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2047	1,000,000		1,061,870
San Buenaventura, Revenue Bonds (Community Memorial Health System)	7.50	12/1/2041	1,500,000		1,636,305
Tender Option Bond Trust Receipts (Series 2016-XM0379), (Los Angeles Department of Water & Power, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	17.88	7/1/2043	1,250,000	[a,c,d]	1,716,900
Tender Option Bond Trust Receipts (Series 2016-XM0387), (Los Angeles Department of Airports, Senior Revenue Bonds (Los Angeles International Airport)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.67	5/15/2038	1,500,000	[a,c,d]	2,197,830
Tender Option Bond Trust Receipts (Series 2016-XM0390), (The Regents of the University of California, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	17.88	5/15/2036	1,565,000	[a,c,d]	2,355,779

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
California - 3.2% (continued)
Tender Option Bond Trust Receipts (Series 2016-XM0440), (Los Angeles Department of Airports, Revenue Bonds, Refunding (Los Angeles International Airport)) Recourse, Underlying Coupon Rate (%) 5.00	15.54	5/15/2031	1,315,000	[a,c,d]	1,357,764
Tender Option Bond Trust Receipts (Series 2019-XF2838), (San Francisco California City & County Airports Community International Airport, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 4.00	11.44	5/1/2050	1,295,000	[a,c,d]	2,098,703
				15,336,448
Colorado - 3.5%
Belleview Station Metropolitan District No. 2, GO, Refunding	5.13	12/1/2046	2,375,000		2,506,290
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Refunding (Johnson & Wales University) Ser. B	5.00	4/1/2031	2,685,000		2,926,704
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2048	2,300,000		2,870,860
Dominion Water & Sanitation District, Revenue Bonds	6.00	12/1/2046	3,210,000		3,451,585
Sterling Ranch Community Authority Board, Revenue Bonds (Insured; Municipal Government Guaranteed) Ser. A	5.00	12/1/2047	1,250,000		1,320,988
Tender Option Bond Trust Receipts (Series 2016-XM0385), (Board of Governors of the Colorado State University, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	17.73	3/1/2038	1,240,000	[a,c,d]	1,647,290
Tender Option Bond Trust Receipts (Series 2019-XM0767), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health)) Recourse, Underlying Coupon Rate (%) 4.00	11.25	8/1/2049	1,095,000	[a,c,d]	1,729,596
				16,453,313
Connecticut - .5%
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	3.65	11/15/2032	2,000,000		2,205,360

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
District of Columbia - 1.4%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding (Dulles Metrorail & Capital Improvement Projects) Ser. B	4.00	10/1/2053	1,000,000		1,167,810
Tender Option Bond Trust Receipts (Series 2016-XM0437), (District of Columbia, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.00	15.47	12/1/2035	3,710,000	[a,c,d]	5,256,254
				6,424,064
Florida - 8.1%
Atlantic Beach, Revenue Bonds (Fleet Landing Project) Ser. A	5.00	11/15/2053	2,500,000		2,896,350
Florida Higher Educational Facilities Financial Authority, Revenue Bonds (Ringling College Project)	5.00	3/1/2049	2,000,000		2,453,100
Lee County Industrial Development Authority, Revenue Bonds (Shell Point/Waterside Health Obligated Group)	5.00	11/15/2049	1,540,000		1,842,810
Mid-Bay Bridge Authority, Revenue Bonds, Ser. A	7.25	10/1/2021	5,000,000	[e]	5,493,750
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2045	5,775,000		6,813,749
Palm Beach County Health Facilities Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group)	5.50	11/15/2020	6,825,000	[e]	7,044,970
Palm Beach County Health Facilities Authority, Revenue Bonds (Lifespace Communities Obligated Group) Ser. B	4.00	5/15/2053	2,000,000		2,131,320
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.50	11/15/2049	1,000,000		1,056,090
St. Johns County Industrial Development Authority, Revenue Bonds, Refunding (Presbyterian Retirement Communities Obligated Group Project) Ser. A	6.00	8/1/2020	3,500,000	[e]	3,573,325
Tender Option Bond Trust Receipts (Series 2019-XF0813), (Fort Myers Florida Utility, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 4.00	13.31	10/1/2049	745,000	[a,c,d]	1,215,713

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Florida - 8.1% (continued)
Tender Option Bond Trust Receipts (Series 2019-XF2840), (Broward County Florida Port Facilities, Revenue Bonds, Ser. B) Recourse, Underlying Coupon Rate (%) 4.00	11.19	9/1/2049	1,025,000	[a,c,d]	1,554,946
Tender Option Bond Trust Receipts (Series 2019-XM0782), (Palm Beach County Florida Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)) Recourse, Underlying Coupon Rate (%) 4.00	11.55	8/15/2049	1,385,000	[a,c,d]	2,250,514
				38,326,637
Georgia - 2.6%
Atlanta Water & Wastewater, Revenue Bonds, Ser. D	3.50	11/1/2028	900,000	[a]	964,404
Tender Option Bond Trust Receipts (Series 2016-XM0435), (Private Colleges & Universities Authority, Revenue Bonds, Refunding (Emory University)) Recourse, Underlying Coupon Rate (%) 5.00	15.47	10/1/2043	1,500,000	[a,c,d]	2,279,985
Tender Option Bond Trust Receipts (Series 2019-XF2847), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Unis 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate (%) 5.00	15.26	1/1/2056	680,000	[a,c,d]	1,227,658
Tender Option Bond Trust Receipts (Series 2019-XM0766), (Brookhaven Development Authority, Revenue Bonds (Children's Healthcare of Atlanta)) Recourse, Underlying Coupon Rate (%) 4.00	11.72	7/1/2049	1,115,000	[a,c,d]	1,876,891
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.25	7/1/2040	1,000,000		1,200,710
The Burke County Development Authority, Revenue Bonds, Refunding (Oglethorpe Power) Ser. D	4.13	11/1/2045	4,200,000		4,703,496
				12,253,144
Hawaii - 1.1%
Hawaii Department of Budget & Finance, Revenue Bonds, Refunding (Hawaiian Electric Co.)	4.00	3/1/2037	2,500,000		2,782,500
Hawaii Pacific Health, Revenue Bonds, Ser. B	5.63	7/1/2020	2,500,000	[e]	2,539,125
				5,321,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Illinois - 12.2%
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2033	1,250,000		1,563,525
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2032	400,000		511,652
Chicago Board of Education, GO, Refunding, Ser. B	5.00	12/1/2031	500,000		641,245
Chicago II, GO, Refunding, Ser. A	6.00	1/1/2038	3,000,000		3,781,170
Chicago II, GO, Refunding, Ser. C	5.00	1/1/2024	1,265,000		1,423,138
Chicago II, GO, Ser. A	5.50	1/1/2049	3,000,000		3,743,910
Chicago II Wastewater, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2039	2,330,000		2,653,730
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2035	580,000		601,756
Chicago O'Hare International Airport, Revenue Bonds	5.63	1/1/2021	2,420,000	[e]	2,516,727
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	4,000,000		4,919,040
Illinois, GO, Refunding, Ser. A	5.00	10/1/2029	2,000,000		2,533,200
Illinois, GO, Ser. A	5.00	5/1/2038	2,850,000		3,500,683
Illinois, GO, Ser. C	5.00	11/1/2029	5,500,000		6,781,225
Illinois Finance Authority, Revenue Bonds, Refunding (Plymouth Place)	5.25	5/15/2045	1,000,000		1,097,440
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Expansion Project) Ser. A	5.00	6/15/2053	2,500,000		2,847,450
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	12/15/2036	2,500,000	[f]	1,700,625
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	12/15/2028	2,500,000		2,687,275
Metropolitan Pier & Exposition Authority, Revenue Bonds, Refunding (McCormick Place Project) Ser. B	5.00	6/15/2052	3,550,000		3,766,940
Railsplitter Tobacco Settlement Authority, Revenue Bonds	6.00	6/1/2021	3,600,000	[e]	3,832,236
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	4.00	1/1/2038	2,250,000		2,660,895

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Illinois - 12.2% (continued)
Tender Option Bond Trust Receipts (Series 2017-XM0492), (Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.73	10/1/2040	2,250,000	[a,c,d] 4,066,785
				57,830,647
Indiana - 1.9%
Indiana Finance Authority, Revenue Bonds (Greed Bond) (RES Polyflow Indiana)	7.00	3/1/2039	4,575,000	[a] 4,732,060
Indiana Finance Authority, Revenue Bonds (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2043	3,500,000	4,370,240
				9,102,300
Iowa - 1.2%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Co. Project)	5.25	12/1/2025	5,125,000	5,776,234
Kentucky - 1.3%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	2,800,000	3,215,184
Kentucky Public Energy Authority, Revenue Bonds, Ser. A1	4.00	6/1/2025	2,560,000	2,914,944
				6,130,128
Louisiana - 1.3%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Refunding (Westlake Chemical Project)	3.50	11/1/2032	2,400,000	2,661,168
Tender Option Bond Trust Receipts (Series 2018-XF2584), (Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health System Project)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.44	7/1/2047	2,050,000	[a,c,d] 3,639,057
				6,300,225
Maine - .5%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center Obligated Group)	7.50	7/1/2032	2,000,000	2,161,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Maryland - 1.2%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds (Adventist Healthcare Obligated Group) Ser. A	5.50	1/1/2046	3,250,000		3,960,580
Tender Option Bond Trust Receipts (Series 2016-XM0391), (Mayor & City Council of Baltimore, Revenue Bonds, Refunding (Water Projects)) Non-recourse, Underlying Coupon Rate (%) 5.00	17.70	7/1/2042	1,000,000	[a,c,d]	1,544,980
				5,505,560
Massachusetts - 3.5%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (UMass Memorial Health Care Obligated Group) Ser. K	5.00	7/1/2038	2,130,000		2,576,107
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000		1,280,050
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	7.25	1/1/2021	1,505,000	[e]	1,585,171
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. I	7.25	1/1/2021	995,000	[e]	1,048,004
Tender Option Bond Trust Receipts (Series 2016-XM0368), (Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Harvard University)) Non-recourse, Underlying Coupon Rate (%) 5.25	18.89	2/1/2034	2,500,000	[a,c,d]	2,902,175
Tender Option Bond Trust Receipts (Series 2016-XM0372), (Massachusetts, GO) Non-recourse, Underlying Coupon Rate (%) 5.00	17.73	4/1/2027	1,600,000	[a,c,d]	1,886,384
Tender Option Bond Trust Receipts (Series 2016-XM0386), (University of Massachusetts Building Authority, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	17.70	5/1/2043	1,855,000	[a,c,d]	2,800,902

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Massachusetts - 3.5% (continued)
Tender Option Bond Trust Receipts (Series 2018-XF0610), (Massachusetts Transportation Fund, Revenue Bonds (Rail Enhancement & Accelerated Bridge Programs)) Non-recourse, Underlying Coupon Rate (%) 5.00	18.02	6/1/2047	1,315,000	[a,c,d]	2,585,066
				16,663,859
Michigan - 4.7%
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2036	3,290,000		3,466,903
Detroit Water Supply System, Revenue Bonds, Ser. A	5.00	7/1/2031	3,780,000		3,985,330
Great Lakes Water Authority Sewage Disposal System, Revenue Bonds, Refunding, Ser. C	5.00	7/1/2036	2,000,000		2,431,060
Michigan Building Authority, Revenue Bonds, Refunding (State of Michigan)	4.00	4/15/2054	2,500,000		2,903,200
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. D6	5.00	7/1/2036	1,000,000		1,149,480
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2048	5,000,000		6,078,100
Michigan Strategic Fund, Revenue Bonds, Refunding (Genesee Power Station Project)	7.50	1/1/2021	895,000		895,483
Tender Option Bond Trust Receipts (Series 2019-XF2837), (Michigan State Finance Authority, Revenue Bonds (Henry Ford Health System)) Recourse, Underlying Coupon Rate (%) 4.00	11.42	11/15/2050	975,000	[a,c,d]	1,593,871
				22,503,427
Minnesota - 1.0%
Duluth Economic Development Authority, Revenue Bonds, Refunding (Essentia Health Obligated Group) Ser. A	5.00	2/15/2058	4,000,000		4,916,080
Missouri - 2.0%
Missouri Health & Educational Facilities Authority, Revenue Bonds (Lutheran Senior Services Obligated Group Projects) Ser. B	2.88	2/1/2022	1,365,000		1,366,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Missouri - 2.0% (continued)
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Lutheran Senior Services Obligated Group Projects)	5.00	2/1/2046	2,200,000		2,528,768
St. Louis Land Clearance for Redevelopment Authority, Revenue Bonds (National Geospatial-Intelligence Agency Site Improvements Project)	5.13	6/1/2046	4,845,000		5,588,126
				9,483,737
Nevada - 1.2%
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	4.00	6/1/2058	5,000,000		5,676,300
New Jersey - 2.8%
Essex County Improvement Authority, Revenue Bonds	5.25	7/1/2045	1,000,000	[a]	1,013,020
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	10/1/2024	2,370,000		2,625,344
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	1,365,000		1,665,232
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	1,500,000		1,876,455
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	2,025,000		2,415,501
Tender Option Bond Trust Receipts (Series 2018-XF2538), (New Jersey Economic Development Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.25	15.97	6/15/2040	1,065,000	[a,c,d]	1,746,493
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	1,670,000		1,968,345
				13,310,390
New Mexico - 1.1%
Farmington, Revenue Bonds, Refunding (Public Service Company of New Mexico San Juan Project) Ser. D	5.90	6/1/2040	5,000,000		5,061,550
New York - 6.3%
New York City Educational Construction Fund, Revenue Bonds, Ser. A	6.50	4/1/2028	2,785,000		2,950,958
New York Convention Center Development Corp., Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	0.00	11/15/2049	5,600,000	[f]	2,833,432

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
New York - 6.3% (continued)
New York Liberty Development Corp., Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	3,400,000	[a]	3,830,882
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	4.00	9/1/2050	1,000,000		1,159,790
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	3,000,000		3,453,420
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	5.00	8/1/2026	500,000		524,830
Niagara Area Development Corp., Revenue Bonds, Refunding (Convanta Holding Project) Ser. A	4.75	11/1/2042	1,000,000	[a]	1,079,700
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal Project)	6.00	12/1/2036	4,710,000		4,889,639
Tender Option Bond Trust Receipts (Series 2016-XM0370), (New York City Transitional Finance Authority, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.25	18.89	11/1/2025	1,250,000	[a,c,d]	1,395,988
Tender Option Bond Trust Receipts (Series 2016-XM0436), (New York City Municipal Water Finance Authority, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	15.47	6/15/2044	3,150,000	[a,c,d]	4,020,156
Tender Option Bond Trust Receipts (Series 2016-XM0438), (New York City Transitional Finance Authority, Revenue Bonds) Recourse, Underlying Coupon Rate (%) 5.50	17.44	11/1/2027	1,250,000	[a,c,d]	1,403,638

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
New York - 6.3% (continued)
Tender Option Bond Trust Receipts (Series 2019-XM0771), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)) Non-recourse, Underlying Coupon Rate (%) 4.00	13.39	11/15/2048	1,530,000	[a,c,d]	2,603,371
				30,145,804
North Carolina - .8%
North Carolina Turnpike Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	1/1/2055	1,500,000		1,754,355
Tender Option Bond Trust Receipts (Series 2016-XM0444), (North Carolina Medical Care Commission, Revenue Bonds (Duke University Health System)) Recourse, Underlying Coupon Rate (%) 5.00	18.93	6/1/2042	2,000,000	[a,c,d]	2,097,300
				3,851,655
Ohio - 6.1%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	10,750,000		12,156,960
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A2	5.88	6/1/2030	2,000,000		2,002,480
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Ser. A2	6.50	6/1/2047	9,085,000		9,097,719
Butler County, Revenue Bonds	5.50	11/1/2020	960,000	[e]	989,875
Butler County, Revenue Bonds, Refunding	5.50	11/1/2020	2,040,000	[e]	2,103,485
Centerville, Revenue Bonds, Refunding (Graceworks Lutheran Services)	5.25	11/1/2047	1,500,000		1,704,120
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2057	1,000,000		1,161,730
				29,216,369
Pennsylvania - 3.7%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2031	1,510,000		1,951,826
Crawford County Hospital Authority, Revenue Bonds, Refunding (Meadville Medical Center Obligated Group Project) Ser. A	6.00	6/1/2046	1,000,000		1,172,240

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Pennsylvania - 3.7% (continued)
Franklin County Industrial Development Authority, Revenue Bonds (Menno-Haven Obligated Group Project)	5.00	12/1/2054	1,000,000		1,104,190
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Sciences)	5.00	11/1/2033	2,805,000		3,277,418
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 114A	3.35	10/1/2026	2,000,000		2,054,640
Philadelphia, GO, Refunding	6.50	8/1/2020	4,700,000	[e]	4,808,899
Tender Option Bond Trust Receipts (Series 2016-XM0373), (Geisinger Authority, Revenue Bonds (Geisinger Health System)) Non-recourse, Underlying Coupon Rate (%) 5.00	18.31	6/1/2041	750,000	[a,c,d]	884,948
The School District of Philadelphia, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2039	2,000,000		2,316,520
				17,570,681
South Carolina - 1.2%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community Obligated Group)	5.00	4/1/2054	1,000,000		1,167,790
Tender Option Bond Trust Receipts (Series 2016-XM0384), (South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)) Non-recourse, Underlying Coupon Rate (%) 5.13	13.84	12/1/2043	3,400,000	[a,c,d]	4,718,418
				5,886,208
Tennessee - .2%
Tender Option Bond Trust Receipts (Series 2016-XM0388), (Metropolitan Government of Nashville & Davidson County, Revenue Bonds, Refunding) Non-recourse, Underlying Coupon Rate (%) 5.00	17.46	7/1/2040	750,000	[a,c,d]	1,112,948
Texas - 7.7%
Central Texas Regional Mobility Authority, Revenue Bonds	5.00	1/1/2048	2,500,000		3,087,650
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	1/1/2045	1,500,000		1,759,890

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Texas - 7.7% (continued)
Clifton Higher Education Finance Corp., Revenue Bonds (Uplift Education) Ser. A	4.50	12/1/2044	2,500,000		2,672,275
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. A	5.75	8/15/2045	2,500,000		2,870,325
Clifton Higher Education Finance Corp., Revenue Bonds, Ser. D	6.13	8/15/2048	3,000,000		3,495,510
Grand Parkway Transportation Corp., Revenue Bonds, Refunding (Grand Parkway)	4.00	10/1/2049	2,000,000		2,370,660
Harris County-Houston Sports Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	0.00	11/15/2051	7,500,000	[f]	2,248,275
Love Field Airport Modernization Corp., Revenue Bonds (Southwest Airlines Company Project)	5.00	11/1/2028	1,000,000		1,099,160
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds (Buckingham Senior Living Community Project)	5.50	11/15/2045	3,000,000	[g]	2,100,000
Tender Option Bond Trust Receipts (Series 2016-XM0377), (San Antonio, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	17.73	2/1/2043	3,115,000	[a,c,d]	4,568,490
Tender Option Bond Trust Receipts (Series 2016-XM0443), (Texas A&M University System Board of Regents, Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	18.94	5/15/2039	2,630,000	[a,c,d]	2,739,119
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (Segment 3C Project)	5.00	6/30/2058	6,150,000		7,513,209
				36,524,563
U.S. Related - 1.0%
Puerto Rico, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	2,500,000		2,669,100
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	2,000,000		2,263,860
				4,932,960
Utah - .5%
Utah Infrastructure Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2040	2,000,000		2,326,140

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Virginia - 3.7%
Chesterfield County Economic Development Authority, Revenue Bonds, Refunding (Brandermill Woods Project)	5.13	1/1/2043	700,000		721,315
Henrico County Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) (Escrowed To Maturity)	8.65	8/23/2027	5,100,000	[c]	7,062,021
Tender Option Bond Trust Receipts (Series 2018-XM0593), (Hampton Roads Transportation Accountability Commission, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.50	20.36	7/1/2057	1,875,000	[a,c,d]	3,956,925
Virginia College Building Authority, Revenue Bonds (Green Bond) (Marymount University Project)	5.00	7/1/2045	1,000,000	[a]	1,091,070
Virginia Small Business Financing Authority, Revenue Bonds (Transform 66 P3 Project)	5.00	12/31/2049	4,100,000		4,887,897
				17,719,228
Washington - 3.2%
King County School District No. 210, GO (Insured; School Bond Guaranty)	4.00	12/1/2034	2,000,000		2,375,680
Port of Seattle, Revenue Bonds	4.00	4/1/2044	1,000,000		1,144,930
Tender Option Bond Trust Receipts (Series 2017-XF2423), (King County, Server Revenue Bonds, Refunding) Recourse, Underlying Coupon Rate (%) 5.00	17.82	1/1/2029	2,145,000	[a,c,d]	2,439,980
Tender Option Bond Trust Receipts (Series 2018-XM0680), (Washington Convention Center Public Facilities District, Revenue Bonds) Non-recourse, Underlying Coupon Rate (%) 5.00	9.43	7/1/2058	5,000,000	[a,c,d]	7,347,150
Washington State Housing Finance Commission, Revenue Bonds (Transforming Age Project) Ser. A	5.00	1/1/2055	1,465,000	[a]	1,677,337
				14,985,077
Wisconsin - 2.0%
Public Finance Authority, Revenue Bonds (CHF - Wilmington) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/2058	3,665,000		4,388,141

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.3% (continued)
Wisconsin - 2.0% (continued)
Public Finance Authority, Revenue Bonds (Gannon University Project)	5.00	5/1/2042	750,000	867,203
Public Finance Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	4.00	7/1/2055	1,750,000	1,962,362
Public Finance Authority, Revenue Bonds, Refunding (Mary's Woods At Marylhurst Project)	5.25	5/15/2042	750,000	[a] 853,253
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Camillus Health System Obligated Group)	5.00	11/1/2054	1,250,000	1,388,663
				9,459,622
Total Long-Term Municipal Investments (cost $419,571,751)			476,660,745
Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Investments - .1%
U.S. Government Securities
U.S. Treasury Bills (cost $479,059)	1.52	4/16/2020	480,000	[h,i] 479,191
Total Investments (cost $423,987,969)			101.3%	481,465,242
Cash and Receivables (Net)			9.1%	42,997,478
Preferred Stock, at redemption value			(10.4%)	(49,300,000)
Net Assets Applicable to Common Shareholders			100.0%	475,162,720

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2020, these securities were valued at $121,900,388 or 25.65% of net assets.

b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

c The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

d Collateral for floating rate borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Security issued with a zero coupon. Income is recognized through the accretion of discount.

g Non-income producing—security in default.

h Held by a counterparty for open exchange traded derivative contracts.

i Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipal Bond Fund, Inc.

February 29, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Ultra Long Bond	79	6/19/2020	15,945,675	16,392,500	(446,825)
Gross Unrealized Depreciation				(446,825)

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon Strategic Municipal Bond Fund, Inc.

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Municipal-Backed Securities	-	4,325,306	-	4,325,306
Municipal Securities	-	476,660,745	-	476,660,745
U.S. Treasury Securities	-	479,191	-	479,191
Liabilities ($)
Other Financial Instruments:
Futures††	(446,825)	-	-	(446,825)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity

NOTES

Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 29, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At February 29, 2020, accumulated net unrealized appreciation on investments was $57,477,273, consisting of $58,759,650 gross unrealized appreciation and $1,282,377 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.